Accounts receivable (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2023 integer	Dec. 31, 2022 CAD ($) integer	Dec. 31, 2021 CAD ($)
Statement [Line Items]
Number of customers owing greater than 10% of accounts receivable | integer	3	3
Concentration Risk, Percentage Of Accounts Receivable	94.00%	97.00%
Bad debt expenses | $		$ 218	$ 305
Customer A [Member]
Statement [Line Items]
Concentration Risk, Percentage Of Accounts Receivable	32.00%	41.00%
Customer B [Member]
Statement [Line Items]
Concentration Risk, Percentage Of Accounts Receivable	16.00%	19.00%
Customer C [Member]
Statement [Line Items]
Concentration Risk, Percentage Of Accounts Receivable	46.00%	37.00%